Goodwill - Schedule of Carrying Amount of Successor's Goodwill (Details) $ in Thousands	7 Months Ended
Dec. 31, 2020 USD ($)
Goodwill [Line Items]
As of May 22, 2020	$ 0
As of December 31, 2020	91,271
Cyber And Engineering
Goodwill [Line Items]
As of May 22, 2020	0
As of December 31, 2020	34,966
Analytics
Goodwill [Line Items]
As of May 22, 2020	0
As of December 31, 2020	56,305
Goodwill arising from the PCI acquisition
Goodwill [Line Items]
Goodwill arising from acquisition	34,966
Goodwill arising from the PCI acquisition | Cyber And Engineering
Goodwill [Line Items]
Goodwill arising from acquisition	34,966
Goodwill arising from the PCI acquisition | Analytics
Goodwill [Line Items]
Goodwill arising from acquisition	0
Goodwill arising from the NuWave acquisition
Goodwill [Line Items]
Goodwill arising from acquisition	10,419
Goodwill arising from the NuWave acquisition | Cyber And Engineering
Goodwill [Line Items]
Goodwill arising from acquisition	0
Goodwill arising from the NuWave acquisition | Analytics
Goodwill [Line Items]
Goodwill arising from acquisition	10,419
Goodwill arising from the Open Solutions acquisition
Goodwill [Line Items]
Goodwill arising from acquisition	26,857
Goodwill arising from the Open Solutions acquisition | Cyber And Engineering
Goodwill [Line Items]
Goodwill arising from acquisition	0
Goodwill arising from the Open Solutions acquisition | Analytics
Goodwill [Line Items]
Goodwill arising from acquisition	26,857
Goodwill arising from the ProModel acquisition
Goodwill [Line Items]
Goodwill arising from acquisition	19,029
Goodwill arising from the ProModel acquisition | Cyber And Engineering
Goodwill [Line Items]
Goodwill arising from acquisition	0
Goodwill arising from the ProModel acquisition | Analytics
Goodwill [Line Items]
Goodwill arising from acquisition	$ 19,029